Merger Agreement	12 Months Ended
Dec. 31, 2012
Merger Agreement [Abstract]
MERGER AGREEMENT
On January 22, 2013, the Company, Cole OP II, Spirit and Spirit Realty, L.P., a Delaware limited partnership (the “Spirit Partnership”), entered into the Merger Agreement. The Merger Agreement provides for the merger of Spirit with and into the Company with the Company continuing as the surviving corporation (the “Surviving Corporation”) and the merger of the Cole OP II with and into the Spirit Partnership (the “Partnership Merger”) with the Spirit Partnership continuing as the surviving limited partnership (the “Surviving Limited Partnership”). A special committee of independent directors of the Company unanimously recommended the Merger and the board of directors has unanimously approved the Merger Agreement, the Merger and the other transactions contemplated by the Merger Agreement.
Pursuant to the terms and subject to the conditions set forth in the Merger Agreement, at the effective time of the Merger (the “Merger Effective Time”), each outstanding share of common stock, par value $0.01 per share, of Spirit (“Spirit Common Stock”) will be converted into the right to receive 1.9048 (the “Exchange Ratio”) shares of common stock, par value $0.01 per share, of the Surviving Corporation (“Surviving Corporation Common Stock”). At and after the Merger Effective Time, each share of common stock, par value $0.01 per share, of the Company (“Company Common Stock”) issued and outstanding immediately prior to the Merger Effective Time shall remain outstanding. At the effective time of the Partnership Merger, (i) each outstanding partnership unit in the Cole OP II (other than partnership units held by the Company, which shall cease to exist) shall automatically be converted into one validly issued share of Surviving Corporation Common Stock; (ii) each outstanding partnership unit in the Spirit Partnership shall remain outstanding; and (iii) the general partner interest of the Spirit Partnership shall constitute the only general partner interests in the Surviving Partnership.
Under the terms of the Merger Agreement, at the Merger Effective Time, the Surviving Corporation shall assume Spirit’s 2012 Incentive Award Plan (the “Plan”) and the number and kind of shares available for issuance under the Plan shall be converted into shares of Surviving Corporation Common Stock, after giving effect to the Exchange Ratio, in accordance with the provisions of the Plan. Similarly, all outstanding shares of Spirit Common Stock that are subject to vesting and other restrictions will convert into restricted shares of Surviving Corporation Common Stock, after giving effect to the Exchange Ratio, with the same terms and conditions as were applicable to such shares of Spirit Common Stock immediately prior to the Merger Effective Time.
The completion of the Merger is subject to customary conditions, including, among others: (i) approval by the holders of a majority of the outstanding shares of Spirit Common Stock; (ii) approval by the holders of a majority of the outstanding shares of Company Common Stock; (iii) the authorization of the listing on the New York Stock Exchange (the “NYSE”) of the Surviving Corporation Common Stock, including the Surviving Corporation Common Stock to be issued in connection with the Merger; (iv) the registration statement on Form S-4 registering the applicable Surviving Corporation Common Stock to be issued as consideration for the Merger having been declared effective by the Securities and Exchange Commission (the “SEC”); and (v) the obtaining of certain third party consents.
At the Merger Effective Time, the size of the board of directors of the Surviving Corporation will be set at nine, and all of the directors of Spirit immediately prior to the consummation of the Merger and up to two individuals designated by the Company and reasonably satisfactory to Spirit, will comprise the board of directors of the Surviving Corporation. Spirit’s management will oversee the operations of the Surviving Corporation. In addition, at the Merger Effective Time, the charter and bylaws of the Surviving Corporation will be amended and restated to be substantially identical to the charter and bylaws of Spirit, as in effect immediately prior to the Merger Effective Time. The name of the Surviving Corporation shall be “Spirit Realty Capital, Inc.”
The Company and Spirit have made certain customary representations, warranties and covenants in the Merger Agreement. Each of the Company and Spirit is required, among other things: (i) subject to certain exceptions, to conduct its business in the ordinary course consistent with past practice during the interim period between the execution of the Merger Agreement and the consummation of the Merger; and (ii) not to solicit alternative transactions, and, subject to certain exceptions, not to enter into discussions concerning, or provide confidential information in connection with, any alternative transaction. Each party has also agreed to use its reasonable best efforts to cause the Merger to be consummated. In addition, subject to certain exceptions, the Merger Agreement requires each party to call and hold a meeting of its stockholders and for the respective board of directors of each party to recommend that its stockholders approve the Merger and the transactions contemplated by the Merger Agreement.
 The Merger Agreement contains certain termination rights for both the Company and Spirit, including, among other bases for termination, if the Merger is not consummated on or before July 22, 2013 (subject to a two month extension under certain circumstances) and if the requisite approvals of either the stockholders of the Company or Spirit are not obtained. In addition, either party may choose to terminate the Merger Agreement under certain circumstances, including among others, if: (i) prior to its stockholder vote, the party receives a Superior Proposal, as defined in the Merger Agreement, and after providing the other party with adequate notice and paying the termination fee (as described below), the party enters into a definitive agreement in connection with such Superior Proposal; or (ii) the party’s board of directors changes its recommendation to its stockholders to vote in favor of the Merger as a result of an Intervening Event, as defined in the Merger Agreement, and contemporaneously such party pays the other party the termination fee. If no alternative acquisition proposal has been publicly announced prior to a party’s meeting of its stockholders and such party fails to obtain the approval of its stockholders, such party may be required to reimburse the other party’s transaction expenses (as described below). The Merger Agreement provides that, in connection with the termination of the Merger Agreement under specified circumstances, one party may be required to pay to the other a termination fee of $55.0 million and/or reimburse the other party’s transaction expenses up to an amount equal to $10.0 million.
As of December 31, 2012 the Company had incurred $5.8 million for legal, consulting and other expenses related to the Merger.